Leases - Schedule of Supplemental Information Related to the Company's Operating Leases (Details)	Dec. 31, 2022
Lease, Cost [Abstract]
Weighted average remaining lease term (in years)	3 years 6 months 18 days
Weighted average discount rate	5.25%